Direct Vessel Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING EXPENSES [Abstract]
Payroll and related costs	$ 27,837	$ 30,138	$ 41,231
Insurances	3,931	3,831	3,534
Repairs and maintenance	6,100	6,638	7,952
Lubricants	686	631	736
Victualing	1,223	1,242	1,739
Travel expenses	2,557	2,013	3,343
Stores	2,167	1,825	2,062
Other expenses	4,224	2,644	1,957
Total	$ 48,725	$ 48,962	$ 62,554